Basis Of Presentation The Company's Activities And Consolidation Scope (Tables)	12 Months Ended
Dec. 31, 2024
Basis of presentation company activities and consolidation scope [Abstract]
Disclosure of detailed information about assets and liabilities that are classified as discontinued operations in services division [Table Text Block]

(Million euro)	2024
Intangible assets	9
Property, plant and equipment	39
Other non-current assets	4
Non-current assets	52
Short-term trade and other receivables	1
Cash and cash equivalents	1
Other current assets	2
Current assets	4
TOTAL assets classified as held for sale	56

Borrowings	17
Other non-current liabilities	4
Non-current liabilities	21
Borrowings	2
Other current liabilities	1
Current liabilities	3
TOTAL liabilities classified as held for sale	24